Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Statements Amounts and Balances of the VIEs and the VIEs Subsidiaries	The following financial statements amounts and balances of the VIEs and the VIEs’ subsidiaries were included in the unaudited condensed consolidated financial statements as of June 30, 2026 and December 31, 2025, and for the six months ended June 30, 2026 and 2025:

	As of June 30, 2026	As of December 31, 2025
Total assets	$408,756	$382,101
Total liabilities	$27,300	$27,477

	For the Six Months Ended June 30,
	2026	2025
Total revenues	$60,529	$70,993
Net income	$8,875	$11,709

Net cash (used in) provided by operating activities	$(29,368)	$7,863
Net cash used in investing activities	$(23)	$-
Net cash used in financing activities	$(5,100)	$(2,069)

Schedule of Disaggregation of Our Revenue

Other revenue primarily consists of copyrights trading of purchased and produced TV-series and the sales of products on Taobao platform. For copyright licensing of purchased and produced TV-series, the Company recognize revenue on net basis at a point of time upon the delivery of master tape and authorization of broadcasting right. For sales of product, the company recognize revenue upon the transfer of products according to the fixed price and production amount in sales orders. The following table identifies the disaggregation of our revenue for the six months ended June 30, 2026 and 2025, respectively:

	For the Six Months Ended June 30,
	2026	2025
Category of Revenue:
Advertising revenue	$60,507	$70,955
CHEERS e-Mall marketplace service revenue	19	36
Other revenue	3	2
Total	$60,529	$70,993
Timing of Revenue Recognition:
Services transferred over time	$60,507	$70,955
Services transferred at a point in time	19	36
Goods transferred at a point in time	3	2
Total	$60,529	$70,993